Income Taxes - Additional Information (Detail) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 State	Dec. 31, 2012 California enterprise zone
Income Tax [Line Items]
Valuation Allowance	$ 351,000	$ 148,000			$ 400,000
Tax credits carried forward				600,000
Net operating loss carryforward				400,000
Net operating loss carryforward, expiration year				2020
Unrecognized tax benefits	$ 279,000	$ 0	$ 0